Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments at 31 December 2021 and 2020 are attributable to the following:

	31 December 2021		31 December 2020
	Assets	Liabilities	Assets	Liabilities
Held for trading	1,181,740	—	360,047	41,132
Derivatives used for hedge accounting	999,577	60,518	642,623	66,851
Total	2,181,317	60,518	1,002,670	107,983

The notional amount and the fair value of derivatives used for hedging contracts at 31 December 2021 and 2020 are as follows:

	31 December 2021		31 December 2020
							Change in	Change in
							intrinsic value	intrinsic value
							of outstanding	of outstanding
	Notional		Notional				hedging	hedging
	value		value				instruments	instruments
	in original		in original			Hedge	since 1	since 1
Currency	currency	Fair Value	currency	Fair Value	Maturity date	ratio	January 2021	January 2020
Participating cross currency swap contracts
EUR Contracts	300,200	174,747	366,800	221,937	October 2025	01:01	963,374	962,903
EUR Contracts	63,365	48,443	65,158	53,142	April 2026	01:01	78,593	161,325
USD Contracts	206,770	523,571	216,054	270,315	April 2026	01:01	533,782	342,123
Cross currency swap contracts
RMB Contracts	135,134	235,617	162,121	97,229	April 2026	01:01	136,770	46,858

Interest rate swap contracts
USD Contracts	150,075	(43,319)	180,045	(66,851)	April 2026	01:01	—	—

Derivatives used for hedge accounting		939,059		575,772

EUR 340,220 (2020: EUR 414,812) participating cross currency swap contracts includes TL 1,170,728 (2020: TL 1,121,303) guarantees after the CSA agreement.

36.  Derivative financial instruments (continued)

Held for trading

The notional amount and the fair value of derivatives used held for trading contracts at 31 December 2021 and 2020 are as follows:

	31 December 2021			31 December 2020
	Notional value			Notional value
Currency	in original currency	Fair value	Maturity	in original currency	Fair value	Maturity
Participating cross currency swap contracts
EUR Contracts	66,700	243,478	April 2026	90,881	230,033	April 2026
USD Contracts	36,000	58,890	November 2025	32,008	31,334	April 2026

Cross currency swap contracts
EUR Contracts	24,000	168,900	December 2022	7,200	20,853	September 2021
USD Contracts	36,572	284,868	March 2023-November 2025	34,286	62,715	March 2023
RMB Contracts	32,342	50,842	April 2026	38,801	14,535	April 2026

Interest rate swap contracts
EUR Contracts	35,000	11,780	September 2028	—	—	—
USD Contracts	—	—	—	17,778	258	September 2028

FX swap contracts
USD Contracts	200,000	193,504	January 2022	10,000	319	January 2021

Currency forward contracts
USD Contracts	175,000	169,478	January 2022-March 2022	—	—	—

Held for trading financial assets		1,181,740			360,047

36.  Derivative financial instruments (continued)

Held for trading (continued)

The notional amount and the fair value of derivatives used held for trading contracts at 31 December 2021 and 2020 are as follows:

	31 December 2021			31 December 2020
	Notional value			Notional value
Currency	in original currency	Fair value	Maturity	in original currency	Fair value	Maturity
Participating cross currency swap contracts
USD Contracts	—	—	—	45,000	(9,701)	November 2025

Cross currency swap contracts
EUR Contracts	—	—	—	43,900	(13,684)	December 2021-2022
USD Contracts	—	—	—	20,000	(6,747)	November 2025

Interest rate swap contracts
USD Contracts	—	—	—	22,222	(1,141)	September 2028

FX swap contracts
USD Contracts	—	—	—	82,735	(7,046)	January 2021

Currency forward contracts
USD Contracts	—	—	—	6,000	(2,813)	January-December 2021

Held for trading financial liabilities		—			(41,132)

Summary of Fair Value of Financial Assets and Financial Liabilities

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts (*)	Level 3	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date
(*)

Since the bid-ask spread is unobservable input; in the valuation of participating cross currency swap contracts, prices in the bid- ask price range that were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 253,788 lower as at 31 December 2021 (31 December 2020: TL 168,882).

Interest rate risk and currency risk [member]
Statement [LineItems]
Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2021
Participating cross currency swap contracts	1,199,942	2,230,500	(620,462)	(1,445,257)
Cross currency swap contracts	159,719	(33,859)	(220,694)	(186,611)
Cash Flow sensitivity (net)	1,359,661	2,196,641	(841,156)	(1,631,868)

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2020
Participating cross currency swap contracts	1,158,627	849,915	(516,772)	(247,934)
Cross currency swap contracts	49,843	45,528	11,132	12,642
Cash Flow sensitivity (net)	1,208,470	895,443	(505,640)	(235,292)

Participating cross currency swap contracts [member]
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments

Movements in the participating cross currency swap contracts for the years ended 31 December 2021 and 31 December 2020 are stated below:

	31 December	31 December
	2021	2020
Opening balance	797,060	495,436
Cash flow effect	45,951	(695,892)
Total gain/loss:
Gains recognized in profit or loss	206,118	997,516
Closing balance	1,049,129	797,060